Financial Risks Management	6 Months Ended
Jun. 30, 2023
Foreign exchange rates [abstract]
Financial Risks Management	FINANCIAL RISKS MANAGEMENTThe Group may be exposed to the following risks arising from financial instruments: foreign exchange risk, interest rate risk, liquidity risk and credit risk.Foreign exchange risk
The Group's overall exposure to the foreign exchange risk depends, in particular, on:
•the currencies in which it receives its revenues;
•the currencies chosen when agreements are entered into, such as licensing agreements, or co-marketing or co-development agreements;
•the location of clinical trials on drug or biomarker candidates;
•the ability, for its co-contracting parties to indirectly transfer foreign exchange risk to the Company;
•the Group’s foreign exchange risk policy; and
•the fluctuation of foreign currencies against the euro.
Given the significant portion of its operations denominated in US dollars, the Group decided to limit the conversions into euros of its US dollar denominated cash, issued notably from its March 2019 Nasdaq IPO in US dollars, and not to use any specific hedging arrangements, in order to cover expenses denominated in US dollars over the coming years.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro as of and for the periods stated below.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/06/30
Cash and cash equivalents denominated in US dollars	34,192	25,853
Equivalent in euros, on the basis of the exchange rate described below	32,057	23,793
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	35,619	26,436
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	29,143	21,630

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/06/30	2023/06/30
Expenses denominated in US dollars	7,562	9,045
Equivalent in euros, on the basis of the exchange rate described below	7,280	8,324
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	8,089	9,249
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	6,618	7,567
2023/06/30: Equivalent in euros, on the basis of 1 euro = 1.0866 dollars US.
2022/06/30: Equivalent in euros, on the basis of 1 euro = 1.0387 dollars US.
2022/12/31: Equivalent in euros, on the basis of 1 euro = 1.0666 dollars US.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in Swiss Francs to a variation of 10% of the Swiss Franc against the euro in 2023.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/12/31	2023/06/30
Cash and cash equivalents denominated in CH franc	2,321	453
Equivalent in euros, on the basis of the exchange rate described below	2,357	463
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	2,618	514
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	2,142	421

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/06/30	2023/06/30
Expenses denominated in CH franc	N/A	3,045
Equivalent in euros, on the basis of the exchange rate described below	N/A	3,111
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	3,457
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	2,828
2023/06/30: Equivalent in euros, on the basis of a 1 euro = 0.9788 CHF.
2022/12/31: Equivalent in euros, on the basis of 1 euro = 0.9847 CHF.

Cash, cash equivalents and financial assets	As of
(in € thousands)	2022/12/31	2023/06/30
At origin, denominated in EUR
Cash and cash equivalents	101,536	87,547
Current and non current financial assets	9,456	4,958
Total	110,993	92,504

At origin, denominated in USD
Cash and cash equivalents	32,057	23,793
Current and non current financial assets	7	15
Total	32,064	23,808

At origin, denominated in CHF
Cash and cash equivalents	2,358	463
Current and non current financial assets	—	13
Total	2,358	476

Total, in EUR
Cash and cash equivalents	136,001	111,826
Current and non current financial assets	9,464	4,986
Total	145,464	116,812
Interest rate risk
As of June 30, 2023, the Group was only liable for governmental advances or conditional advances and bank loans with no interest or interest at a fixed rate, generally below market rate.
As of December 31, 2022 and June 30, 2023, the Group's financial liabilities totaled €75.3 million and €75.4 million respectively (net of the equity component of the convertible loan and debt issue costs). Current borrowings are at a fixed rate. The Group's exposure to interest rate risk through its financial assets is also insignificant since these assets are mainly euro-denominated Undertakings for the Collective Investment of Transferable Securities (UCITs), medium-term negotiable notes or term deposits with progressive rates denominated in euros or US dollars.
Liquidity riskThe Group's loans and borrowings mainly consist of bonds convertible or exchangeable into new or existing shares (OCEANEs), repayable for a nominal amount of €56.9 million on October 16, 2025 (see Note 18 - "Loans and borrowings"), government advances for research projects and bank loans. For conditional advances, reimbursement of the principal is subject to the commercial success of the related research project (see Note 18 - "Loans and borrowings").
The Company has conducted a specific review of its liquidity risk and considers that it is able to meet its future maturities. On December 31, 2022 and June 30, 2023, the Group had €145,464 and €116,812 respectively in cash and cash equivalents and other financial assets. The Company does not believe it is exposed to short-term liquidity risk. The Company believes that the Group's cash and cash equivalents and current financial instruments are sufficient to ensure its financing for the next 12 months, in light of its current projects and obligations.
If the Group's funds were insufficient to cover any additional financing needs, the Group would require additional financing. The conditions and arrangements for any such new financing would depend, among other factors, on economic and market conditions that are beyond the Group's control.
Credit riskCredit risk is the risk of financial loss if a customer or counterparty to a financial asset defaults on their contractual commitments. The Group is exposed to credit risk due to trade receivables and other financial assets.The Group's policy is to manage this risk by transacting with third parties with good credit standards.